Operating Leases	12 Months Ended
Mar. 31, 2015
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

5. Leases

The Company had no capital leases as of March 31, 2015 and 2014. The Company has operating leases expiring at various dates through 2025. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating lease payments due as of March 31, 2015 (in thousands):

Years ending March 31:
2016	$42,585
2017	37,760
2018	33,476
2019	28,367
2020	24,183
2021-2025	33,239
Total minimum payment required	$199,610

Lease expense in fiscal 2015, 2014 and 2013 was $49.6 million, $43.9 million and $38.1 million, respectively.